PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

(6) PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	December 31,
	2014	2015
Computer equipment	117,458,085	121,225,873
Furniture and office equipment	12,505,340	11,668,389
Leasehold improvements	16,048,983	16,208,551
Purchased software	33,642,596	30,332,813
Capitalized software development costs	116,453,129	140,123,147
Software development projects in progress	3,210,531	225,340
Less: accumulated depreciation	(186,963,027)	(220,983,909)
Property and equipment, net	112,355,637	98,800,204

Depreciation expenses for property and equipment were RMB33,177,649, RMB41,352,354 and RMB52,067,444, for the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2014 and 2015, the Group's capitalized software development costs, including projects in progress, net of accumulated depreciation of capitalized software, were RMB42,911,873 and RMB37,306,440, respectively. For the years ended December 31, 2013, 2014, and 2015, the Group recorded depreciation relating to capitalized software development costs of RMB15,075,396, RMB20,375,208 and RMB26,428,410, respectively.